Other Information - Auditors' Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Auditors Remuneration [Line Items]
Audit services	€ 18,710	€ 18,360
Audit-related services	1,360	1,630
Total	20,070	19,990
PwC Auditores, S.L.
Auditors Remuneration [Line Items]
Audit services	7,730	7,390
Audit-related services	990	820
Total	8,720	8,210
Other PwC
Auditors Remuneration [Line Items]
Audit services	10,980	10,970
Audit-related services	370	810
Total	€ 11,350	€ 11,780